UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File number 811-21469

                         Mezzacappa Long/Short Fund, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                          630 Fifth Avenue, Suite 2600
                               New York, NY 10111
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-DIAL-SEI

                     Date of fiscal year end: March 31, 2006

                   Date of reporting period: December 31, 2005

Item 1.   Schedule of Investments


MEZZACAPPA LONG/SHORT
FUND, LLC

QUARTERLY REPORT (UNAUDITED)
DECEMBER 31, 2005

MEZZACAPPA LONG/SHORT FUND, LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                                      % OF MEMBERS'
PORTFOLIO FUNDS                                          COST             VALUE          CAPITAL*     LIQUIDITY**
-----------------------------------------------------------------------------------------------------------------
LONG/SHORT:
Braddock Partners Offshore, Ltd.                     $  5,000,000      $  5,256,112        2.62%      Annually
Corsair Capital Investors, Ltd.                         6,750,000         7,896,595        3.94%      Quarterly
Courage Special Situations Offshore Fund, Ltd.         11,000,000        12,078,000        6.02%      Quarterly
Delta Offshore, Ltd.                                    8,500,000         9,037,200        4.51%      Monthly
ECF Value Fund International, Ltd.                     10,500,000        12,465,564        6.22%      Quarterly
Eminence Fund, Ltd.                                     9,752,098        13,476,231        6.72%      Semi-Annually
FBR Small Cap Fund                                      1,495,124         1,545,638        0.77%      Daily
FPA Crescent Fund, LLC                                  2,910,786         3,294,870        1.64%      Daily
Front Street Energy and Power
Performance Offshore Fund LLC                           3,900,000         5,570,154        2.78%      Monthly
Harbor International Fund                               4,500,000         4,648,504        2.32%      Daily
Lafayette Street Fund Offshore, Ltd.                      650,000           833,036        0.42%      Quarterly
Prism Offshore Fund, Ltd.                               4,500,000         4,800,361        2.39%      Monthly
Seminole Offshore Fund, Ltd.                           10,950,000        12,584,346        6.28%      Quarterly
Stadia Consumer Fund, Ltd.                             10,000,000         9,708,297        4.84%      Quarterly
Third Avenue International Value Fund                   7,817,659         9,098,714        4.54%      Daily
Viking Global Equities III, Ltd.                       10,967,732        13,963,297        6.96%      Quarterly
                                                     -------------------------------------------
      TOTAL LONG/SHORT                                109,193,399       126,256,919       62.97%
                                                     -------------------------------------------
EMERGING MARKETS:
Forum Absolute Return Fund, Ltd.                        6,191,262         6,419,883        3.20%      Quarterly
Spinnaker Global Emerging Markets Fund, Ltd.            4,500,000         5,687,290        2.84%      Quarterly
Spinnaker Global Opportunity Fund, Ltd.                 6,000,000         7,081,550        3.53%      Quarterly
                                                     -------------------------------------------
      TOTAL EMERGING MARKETS                           16,691,262        19,188,723        9.57%
                                                     -------------------------------------------
MACRO:
Blenheim Commodity Fund, Ltd.                           2,500,000         2,913,415        1.45%      Monthly
New Smith Global Opportunities Hedge Fund, Ltd.         2,000,000         1,957,567        0.98%      Monthly
Wexford Offshore Catalyst Fund, Ltd.                    9,200,000        11,619,714        5.79%      Quarterly
Wexford Offshore Distressed Fund, Ltd.                  5,000,000         5,412,472        2.70%      Quarterly
Wexford Offshore Spectrum Fund, Ltd.                    5,000,000         5,955,926        2.97%      Quarterly
                                                     -------------------------------------------
      TOTAL MACRO                                      23,700,000        27,859,094       13.89%
                                                     -------------------------------------------
EVENT DRIVEN:
Contrarian Fund I Offshore, Ltd.                        9,000,000        10,515,542        5.24%      Annually
Forum Global Opportunity Fund, LP                       4,000,000         4,132,943        2.06%      Quarterly
Gramercy Emerging Markets, Ltd.                         8,500,000         7,842,100        3.91%      Semi-Annually
Stanfield Offshore Leveraged Assets I, Ltd.             4,197,570         5,648,207        2.82%      Quarterly
                                                     -------------------------------------------
      TOTAL EVENT DRIVEN                               25,697,570        28,138,792       14.03%
                                                     -------------------------------------------
      TOTAL PORTFOLIO FUNDS                          $175,282,231      $201,443,528      100.46%
                                                     ===========================================

MEZZACAPPA LONG/SHORT FUND, LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2005
--------------------------------------------------------------------------------

*  Percentages are based on Members' Capital of $200,525,618.

** Available frequency of redemptions after any applicable lock-up period, which ranges from zero to two years.

At December 31, 2005, the aggregate cost of investments for tax purposes was $175,282,231. Net unrealized appreciation on investments for tax purposes was $26,161,297 consisting of $27,153,333 of gross unrealized appreciation and $(992,036) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 100.46% of Members' Capital, have been valued in accordance with procedures established by the Board of Managers.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Item 2.   Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Mezzacappa Long/Short Fund, LLC


By (Signature and Title)*         /s/ Damon Mezzacappa
                                  --------------------
                                  Damon Mezzacappa
                                  Chief Executive Officer

Date: February 27, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*         /s/ Damon Mezzacappa
                                  --------------------
                                  Damon Mezzacappa
                                  Chief Executive Officer

Date: February 27, 2006


By (Signature and Title)*         /s/ Christopher S. Nagle
                                  ------------------------
                                  Christopher S. Nagle
                                  Secretary/Treasurer


Date: February 27, 2006

* Print the name and title of each signing officer under his or her signature.